Long-term Debt Including Unamortized Debt Discounts and Premiums (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Senior Notes	$ 1,288	$ 1,450
Senior Medium-Term Notes, Series A	249	249
Finance lease obligation	95	100
Junior Subordinated Notes		202
Total long-term debt	$ 1,632	$ 2,001